DESCRIPTION OF PLAN (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Requisite service period	30 days
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Automatic deferral rate	10.00%
Automatic deferral rate, annual increase	1.00%
Involuntary cash-out limit	$ 1,000
Employment termination benefit election period	6 months
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Forfeited nonvested account	$ 0	$ 14,189
Minimum
EBP, Description of Plan [Line Items]
Threshold for automatic rollover of vested participant account balance into individual retirement account	1,000
Maximum
EBP, Description of Plan [Line Items]
Threshold for automatic rollover of vested participant account balance into individual retirement account	$ 5,000
Discretionary Retirement Contribution
EBP, Description of Plan [Line Items]
Vesting percentage, annual increase	25.00%
Non-Elective Profit Sharing Contributions
EBP, Description of Plan [Line Items]
Vesting percentage, annual increase	25.00%
EBP, Employer Contribution, Participant Compensation Matched, Range One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	3.00%
EBP, Employer Contribution, Participant Compensation Matched, Range Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%